April 4, 1997




   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, DC  20549

             Re:  Monterey Mutual Fund
                  File Nos. 2-90810 and 811-4010

   Ladies and Gentlemen:

             The undersigned officer of Monterey Mutual Fund (the "Trust") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 27 to Form N-1A Registration Statement filed by the Trust on March 30, 1998, which is the most recent amendment to such registration statement; and

             2. that the text of Post-Effective Amendment No. 27 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on March 30, 1998.

                                      Very truly yours,

                                      MONTEREY MUTUAL FUND

                                      By:  /s/ Pamela J. Watson
                                           Pamela J. Watson
                                           Vice President